Label	Element	Value
Lord Abbett Short Duration High Yield Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000898031_SupplementTextBlock

LORD ABBETT MUNICIPAL INCOME FUND

Lord Abbett Short Duration High Yield Municipal Bond Fund

Supplement dated March 9, 2017 to the

Prospectus and Summary Prospectus dated February 1, 2017

The following table replaces the corresponding table on page 72 of the Prospectus and page 12 of the Summary Prospectus:

Average Annual Total Returns
(for the periods ended December 31, 2016)
Class	1 Year	Life of Class	Inception Date for Performance
Class A Shares			6/15/2015
Before Taxes	-2.44%	0.00%
After Taxes on Distributions	-2.45%	0.00%
After Taxes on Distributions and Sale of Fund Shares	-0.26%	0.64%
Class C Shares	-1.93%	0.70%	6/15/2015
Class F Shares	-0.10%	1.60%	6/15/2015
Class I Shares	-0.01%	1.70%	6/15/2015
Index
50% Bloomberg Barclays Municipal Bond 1-8 Year Index/50% Bloomberg Barclays Municipal High Yield 1-8 Year Index (reflects no deduction for fees, expenses, or taxes)	-2.42%	-1.95%	6/15/2015

Please retain this document for your future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	Lord Abbett Short Duration High Yield Municipal Bond Fund